Warrants	12 Months Ended
Dec. 31, 2012
Warrants

Note 7. Warrants

In October 2007, the Company issued a warrant to purchase 32,000 shares of Series A-1 Preferred Stock at an exercise price of $1.00 per share to a bank. in connection with the Equipment Term Loan (Note 6). The warrant was exercisable immediately and had a ten-year life. The Company initially valued the warrant at $26,000 using the Black-Scholes pricing model with the following assumptions; risk-free interest rate of 3.2%; dividend yield of zero; expected volatility rate of 75%; with an expected life of ten years. The Company is expensing this value of the warrant as additional interest over the term of the loan. The warrant is classified as a liability in accordance with ASC 480 and subject to remeasurement at each balance sheet date and changes to fair value are recognized as a component of other income (expense) in the statement of operations and comprehensive loss. The change in the fair value of the warrant was $14,000 and $6,000 during the years ended December 31, 2011 and December 31, 2012. The fair value of the warrant at December 31, 2011 and December 31, 2012 was $12,000 and $6,000, respectively.

In May 2011, the Company issued warrants to purchase an aggregate of 1,555,815 shares of Series C Preferred Stock at an exercise price of $0.2571 per share in connection with the Term Loan (Note 6). The warrants are exercisable immediately and have a ten year life. The warrants were initially valued at $302,000 using the Black-Scholes pricing model with the following assumptions; risk free interest rate of 3.2%; dividend yield of zero; expected volatility of 67%; with an expected life of ten years, and are being expensed as additional interest over the term of the loan. In accordance with ASC 480, the characteristics of these warrants and the rights and privileges of the underlying Series C Preferred Stock result in the classification these warrants as a liability and changes to the fair value of the warrants are recognized as a component of other income (expense) in the statement of operations and comprehensive loss. The fair value of these warrants at December 31, 2011 and December 31, 2012, was $294,000 and $364,000, respectively.

In December 2012, the Company issued warrants to purchase an aggregate of 964,605 shares of Series C Preferred Stock at an exercise price of $0.2571 per share in connection with the 2012 Term Loan (Note 6). The warrants are exercisable immediately and have a ten year life. The warrants were initially valued at $241,000 using the Black-Scholes pricing model with the following assumptions; risk free interest rate of 1.8%; dividend yield of zero; expected volatility of 61%; with an expected life of ten years, and are being expensed as additional interest over the term of the loan. In accordance with ASC 480, the characteristics of these warrants and the rights and privileges of the underlying Series C Preferred Stock result in the classification these warrants as a liability and changes to the fair value of the warrants are recognized as a component of other income (expense) in the statement of operations and comprehensive loss. The fair value of these warrants at December 31, 2012, was $240,000.

The Company estimated the fair value of the preferred stock warrants using the Black-Scholes option pricing model based on the following assumptions:

	December 31, 2011	December 31, 2012
Expected volatility	67%	60%
Expected term (in years)	6.0 -10.0	5.0-10.0
Risk-free interest rate	1.09%-1.89%	0.72%-1.78%
Expected dividend yield	0%	0%
Estimated fair value of Series A-1 Preferred Stock	$0.46	$0.45
Estimated fair value of Series C Preferred Stock	$0.32	$0.34